Summary Of Significant Accounting Policies (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Dec. 31, 2023 USD ($) Segment $ / shares	Dec. 31, 2023 CNY (¥) Segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 15, 2022 ¥ / shares	Aug. 15, 2022 ¥ / shares
Shares issued per share | (per share)		$ 1.00					¥ 0.00001	¥ 0.00001
Convenience translation rate USD to RMD		7.0999				7.0999
Restricted cash				¥ 841		¥ 100
Investment income from short-term investments				500	¥ 133
Cumulative-effect adjustment to shareholders' equity			617
Accounts receivable		3,964		102,762		28,144
Allowance of doubtful accounts				16,842		23,594
Contract liabilities		$ 1,909		24,706		¥ 13,552
Employee social benefits			¥ 1,326	1,021	662
Statute of limitations description		The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($14.5). In the case of transfer pricing issues, the statute of limitation is ten years.	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($14.5). In the case of transfer pricing issues, the statute of limitation is ten years.
VAT percentage for services		6.00%	6.00%
Profit appropriation to general reserve fund and statutory surplus			¥ 8,491	¥ 4,800	¥ 4,497
Number of operating segments | Segment		1	1
Accounting Standards Update 2016-13 [Member]
Cumulative-effect adjustment to shareholders' equity	¥ 617